Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MARCH 12, 2019 TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2019,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Frontier Markets ETF (FRN)

S&P Opco LLC, a subsidiary of S&P Dow Jones Indices LLC (“S&P DJI”), has agreed to acquire certain assets of The Bank of New York Mellon’s ADR Index Business. Accordingly, effective Monday, April 1, 2019, S&P DJI will become the index provider for Invesco Frontier Markets ETF’s underlying index and the underlying index will be renamed as follows:

Current Underlying Index Name	New Underlying Index Name
BNY Mellon New Frontier Index	S&P/BNY Mellon New Frontier Index (USD)

Invesco Frontier Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MARCH 12, 2019 TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2019,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Frontier Markets ETF (FRN)

S&P Opco LLC, a subsidiary of S&P Dow Jones Indices LLC (“S&P DJI”), has agreed to acquire certain assets of The Bank of New York Mellon’s ADR Index Business. Accordingly, effective Monday, April 1, 2019, S&P DJI will become the index provider for Invesco Frontier Markets ETF’s underlying index and the underlying index will be renamed as follows:

Current Underlying Index Name	New Underlying Index Name
BNY Mellon New Frontier Index	S&P/BNY Mellon New Frontier Index (USD)